Changes in Warranty Reserve (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Warranty Reserve [Roll Forward]
Beginning balance	$ 10,574	$ 7,347	$ 2,063
Warranty expense	22,652	29,628	22,364
Warranty claims	(21,109)	(27,514)	(20,802)
Business acquisitions		3,722	1,113
Ending balance	$ 12,117	$ 10,574	$ 7,347